SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

NOTE 12 - SHARE BASED COMPENSATION

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PRESIDENT AND CHIEF OPERATING OFFICER

The Company granted to its President and Chief Operating Officer effective March

5, 2013,  cashless  options to acquire up to 2,250,000  shares of the  Company's common  stock at an option  price of $0.10 per share for a period of five  years from the  effective  date of the grant.  The  options  vest over a term of three years from the  effective  date of the grant.  These options are not part of the

Company's 2013 Stock Incentive Plan.

2013 STOCK INCENTIVE PLAN

Effective May 1, 2013, the Company's 2013 Stock Option and Award Plan (the "2013

Stock Incentive Plan") was approved by its Board of Directors and  shareholders.

Under the 2013 Stock Incentive Plan, the Board of Directors may grant options or purchase  rights to purchase  common  stock to  officers,  employees,  and other persons  who  provide  services  to the  Company  or any  related  company.  The participants to whom awards are granted,  the type of awards granted, the number of shares covered for each award,  and the purchase price,  conditions and other terms of each award are  determined by the Board of  Directors,  except that the term of the options  shall not exceed 10 years.  A total of 5 million  shares of the Company's  common stock are subject to the 2013 Stock  Incentive  Plan.  The shares  issued  for the 2013  Stock  Incentive  Plan may be either  treasury  or authorized and unissued shares. During the year ended December 31, 2013, options in the amount of  2,300,000  and  warrants in the amount of 275,000 were granted under the 2013 Stock  Incentive Plan including  options in the amount of 175,000 to  officers  and  directors  as well as cashless  options to a Board  member to acquire up to 100,000 shares of the Company's common stock at an option price of

$.10 per share for a period of five years from the effective  date of the grant.

The cashless options were immediately vested upon the date of grant.

The following table summarizes information related to the outstanding and vested options at December 31, 2013:

                                                        Outstanding and

                                                        Vested Options

                                                         and Warrants

                                                     -----------------------

Number of shares

  Non-Qualified stock options                                     3,450,000

  2013 Stock Incentive Plan                                       2,575,000

Weighted average remaining contractual life

  Non-Qualified stock options                                          4.76

  2013 Stock Incentive Plan                                      4.21 years

Weighted average exercise price

  Non-Qualified stock options                                         $0.15

  2013 Stock Incentive Plan                                           $0.54

Number of shares vested

  Non-Qualified stock options                                       874,201

  2013 Stock Incentive Plan                                       1,522,810

Aggregate intrinsic value

  Non-Qualified stock options                                      $229,559

  2013 Stock Incentive Plan                                        $158,627

The aggregate  intrinsic value of outstanding  securities is the amount by which the fair value of underlying  (common)  shares exceeds the exercise price of the options  issued and  outstanding.  For the year ended  December  31,  2013,  the

Company granted options and warrants that had a total fair value of $388,186 and reported $50,596 of such value as compensation expense for 2013 in the statement of operations.

No options or warrants were  exercised or expired during the year ended December

31,  2013.  The Company  did not  realize any income tax expense  related to the exercise of stock options for the year ended December 31, 2013.

The fair value of the options  granted was  estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

         Volatility                         123.60%

         Expected Option Term               3-5 years

         Risk-free interest rate            11%-.17%%

         Expected dividend yield            0.00%

The expected  term of the options  granted was  estimated to be the  contractual term.  The  expected  volatility  was  based  on an  average  of the  volatility disclosed based upon comparable companies who had similar expected option terms.

The risk-free rate was based on the one-year U.S. Treasury bond rate.